Real Estate and Other Assets Owned - Company's Balance in Both Real Estate and Other Assets Owned (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Total other assets owned	$ 1,674	$ 1,548
One-to-Four Family Mortgages [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Total other assets owned	350	258
Construction [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Total other assets owned		130
Land [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Total other assets owned	1,124	1,112
Non-Residential Real Estate [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Total other assets owned	200	44
Consumer Loan [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Total other assets owned		$ 4